FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     SCUDDER VARIABLE SERIES I

          File Number                   811-4257

          Registrant CIK Number:        764797









                          Press F1 for general help.




                                 Header Screen

 Report as of the end of semiannual period:   /  /      (a)
                            or fiscal year: 12/31/2002  (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  SCUDDER VARIABLE SERIES I
  B)  File Number:      811-4257
  C)  Telephone Number: 6172952588
2.A)  Street: TWO INTERNATIONAL PLACE
  B)  City: BOSTON               C) State: MA D) Zip Code: 02110 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N
4. Is this the last filing on this form by the Registrant?(Y or N) ------ N
5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- N

7.A)  Is Registrant a series or multiple portfolio company?(Y or N) ----- Y
  B)  How many separate series or portfolios did Registrant have at the end of the period? -----------------------------------------  9

                              SCREEN NUMBER:  1

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
       1         MONEY MARKET PORTFOLIO                              N
       2         BOND PORTFOLIO                                      N
       3         CAPITAL GROWTH PORTFOLIO                            N
       4         BALANCED PORTFOLIO                                  N
       5         GLOBAL DISCOVERY PORTFOLIO                          N
       6         INTERNATIONAL PORTFOLIO                             N
       7         HEALTH SCIENCES PORTFOLIO                           N
       8         GROWTH AND INCOME PORTFOLIO                         N
       9         21ST CENTURY GROWTH PORTFOLIO                       N
      10




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                              SCREEN NUMBER:  2

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
      11
      12
      13
      14
      15
      16
      17
      18
      19
      20




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                              SCREEN NUMBER:  2

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for ALL series.

8.A) Adviser Name (if any): DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-252
  D) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): DEUTSCHE ASSET MANAGEMENT INV. SERVICES LTD.
  B) Is this an Adviser or Sub-adviser? (A/S): S
  C) File Number: 801-45306
  D) City: LONDON               State:    Zip Code:       Zip Ext.:
     Foreign Country: UNITED KINGDOM       Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for ALL series.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for ALL series.

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                              SCREEN NUMBER:  3

                                                          This page is being
     ADMINISTRATOR                                        filed for ALL series.

10.A) Administrator Name (if any):SCUDDER FUND ACCOUNTING CORPORATION
   B) File Number (if any):
   C) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  4

                                                          This page is being
     PRINCIPAL UNDERWRITER                                filed for ALL series.

11.A) Underwriter Name (if any): SCUDDER INVESTOR SERVICES, INC.
   B) File Number: 8-298
   C) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any): SCUDDER DISTRIBUTORS, INC.
   B) File Number: 8-47765
   C) City: CHICAGO              State: IL Zip Code: 60606 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                              SCREEN NUMBER:  5

                                                          This page is being
     SHAREHOLDER SERVICING AGENT                          filed for ALL series.

12.A) Agent Name (if any): SCUDDER SERVICE CORPORATION
   B) File Number (if any): 85-5003
   C) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


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                              SCREEN NUMBER:  6

                                                          This page is being
     INDEPENDENT PUBLIC ACCOUNTANT                        filed for ALL series.

13.A) Accountant Name: PRICEWATERHOUSECOOPERS LLP
   B) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


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                              SCREEN NUMBER:  7

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):SCUDDER INVESTOR SERVICES, INC.
   B) File Number: 8-000298


14.A) Broker/Dealer Name (if any):SCUDDER DISTRIBUTORS INC.
   B) File Number: 8-047765


14.A) Broker/Dealer Name (if any):SCUDDER FINANCIAL SERVICES INC.
   B) File Number: 8-049521


14.A) Broker/Dealer Name (if any):AMERITRADE
   B) File Number: 8-016335


14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITIES AUSTRALIA INC.
   B) File Number: 8-031670


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):BT BROKERAGE CORPORATIONS
   B) File Number: 8-034120


14.A) Broker/Dealer Name (if any):DEUTSCHE BANC ALEX. BROWN INC.
   B) File Number: 8-035766


14.A) Broker/Dealer Name (if any):TRADEWEB LLC
   B) File Number: 8-049994


14.A) Broker/Dealer Name (if any):MARKETAXESS CORPORATION
   B) File Number: 8-050727


14.A) Broker/Dealer Name (if any):BROKERTEC USA LLC
   B) File Number: 8-051803


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):CREDITEX
   B) File Number: 8-051918


14.A) Broker/Dealer Name (if any):ADIRONDACKTRADING PARTNERS LLC
   B) File Number: 8-052384


14.A) Broker/Dealer Name (if any):BONDBOOK HOLDINGS, LLC
   B) File Number: 8-052679


14.A) Broker/Dealer Name (if any):NDB CAPITAL MARKETS, LP
   B) File Number: 8-013967


14.A) Broker/Dealer Name (if any):DEUTSCHE BANK SECURITIES INC.
   B) File Number: 8-017822


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):ALFA MENKUL DEGERLER AS
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BANKERS TRUST A.S.
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BANKERS TRUST ARGENTINA S.A.
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BANKERS TRUST CARIBE CAPITAL MARKETS, INC.
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BANKERS TRUST INTERNATIONAL PLC
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):BANKERS TRUST INVESTMENTS PLC
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BANKERS TRUST MENKUL DEGERLER AS
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BANKERS TRUST POLAND SP.Z.O.O.
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BANKERS TRUST S.A. AGENTE DEL MERCADO ABIERTO
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BANKERS TRUST SECURITIES (PACIFIC) LIMITED (H
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):BANKERS TRUSTEE COMPANY LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BENCHMARK SECURITIES MANAGEMENT LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BENDER MUNKUL DEGERLER A.S.
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BT (FAR EAST) LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BT ASIA SECURITIES LIMITED
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):BT BROKERAGE (PHILIPPINES) INC.
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BT BROKERAGE AND ASSOCIATES PTE LTD
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BT FINANCIAL TRADING
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BT FRANCE S.A.
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BT FUTURES (SINGAPORE) LTD.
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):BT NOTES LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):BT SECURITIES (EUROPE) LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DB (RUSSIA) LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DB ARBITRAGE LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DB BROKER GMBH
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DB CORRETORA - SOCIEDADE CORRETORA DE VALORES
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DB EQUITY LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DB FOREX CORPORATION
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DB INVESTMENT RESOURCES (US) CORPORATION
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE ASSET MANAGEMENT (AUSTRALIA LIMITED)
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DEUTSCHE ASSET MANAGEMENT (INTERNATIONAL) LIM
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE ASSET MANAGEMENT INVESTMENT MANAGEME
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE ASSET MANAGEMENT LIFE & PENSIONS LIM
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE ASSET MANAGEMENT LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE BANK (CAYMAN) LIMITED
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DEUTSCHE BANK AG
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE BANK AG (LONDON BRANCH)
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE BANK AG (SYDNEY BRANCH)
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE BANK AG TOKYO BRANCH
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCH BANK AG, HONG KONG BRANCH
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DEUTSCHE BANK CANADA
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE BANK CORRETORA DE VALORES SA
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE BANK FUTURES INC.
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE BANK INTERNATIONAL LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE BANK SA - BANCO ALEMAO
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DEUTSCHE BANK SECURITIES (PTY) LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE BANK SOCIETA DI INTERMEDIAZIONE MOBI
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE BANK TRUST COMPANY AMERICAS
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE CAPITAL MARKETS AUSTRALIA LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE CORPORATE FINANCE NEW ZEALAND LIMITE
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DEUTSCHE FINANCE NEW ZEALAND LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE FINANCIAL PLANNING LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE FUNDS MANAGEMENT LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE FUTURES AUSTRALIA LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE FUTURES HONG KONG LIMITED
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DEUTSCHE FUTURES LONDON LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE FUTURES NEW ZEALAND LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE FUTURES SINGAPORE
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE INVESTMENT TRUST MANAGERS LIMITED (5
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE INVESTMENTS FUNDS LIMITED
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DEUTSCHE MANAGEMENT NEW ZEALAND LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE NEW ZEALAND LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE PROPERTY ASSET MANAGEMENT LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE REGIS PARTNERS INC
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITES (INDIA) PRIVATE LIMITED
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITIES ASIA LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITIES ASIA LIMITED HONG KONG
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITIES ASIA LIMITED SINGAPORE
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITIES ASIA LIMITED TAIPEI
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITIES CORREDORES DE BOLSA LTDA
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITIES INDIA PVT LTD
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITIES KOREA CO
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITIES LIMITED TOKYO BRANCH
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITIES NEW ZEALAND LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITIES, SOCIEDAD DE VALORES Y BO
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):DEUTSCHE SECURITISATION AUSTRALIA PTY LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE STRUCTURED FINANCE AUSTRALIA LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DEUTSCHE UNIT TRUST MANAGERS LIMITED
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DIDIER PHILIPPE S.A. (DORMANT)
   B) File Number: 8-000


14.A) Broker/Dealer Name (if any):DMG & PARTNERS SECURITIES PTE LTD
   B) File Number: 8-000


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                              SCREEN NUMBER:  8

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: STATE STREET BANK AND TRUST COMPANY
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: BOSTON               State: MA Zip Code: 02110 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: WESTPAC BANKING
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SYDNEY               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: AUSTRALIA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: ERSTE BANK DER OESTERREICHISCHEN
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: VIENNA               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: AUSTRIA              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: FORTIS BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BRUSSELS             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BELGIUM              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANKBOSTON
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SAO PAOLO            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BRAZIL               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: STATE STREET BANK AND TRUST
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TORONTO              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CANADA               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: HONG KONG AND SHANGHAI
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SHENZHEN             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CHINA                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: DANKSE BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: DENMARK              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: DENMARK              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: MERITA BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: HELSINKI             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: FINLAND              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BNP PARIBAS
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: PARIS                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: FRANCE               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: DRESDNER BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: FRANKFURT            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: GERMANY              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: HONG KONG            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: HONG KONG            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANK OF IRELAND
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: DUBLIN               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: IRELAND              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BNP PARIBAS
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MILAN                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ITALY                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: THE FUJI BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TOKYO                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: JAPAN                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: SUMITOMO MITSUI BANKING
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TOKYO                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: JAPAN                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SEOUL                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: KOREA                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MEXICO CITY          State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MEXICO               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: FORTIS BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: AMSTERDAM            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NETHERLANDS          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: WESTPAC BANKING
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: AUCKLAND             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NEW ZEALAND          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CHRISTIANIA BANK OG KREDITASSE
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: OSLO                 State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NORWAY               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: THE DEVELOPMENT BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SINGAPORE            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SINGAPORE            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: STANDARD BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: JOHANNESBURG         State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SOUTH AFRICA         Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANCO SANTANDER
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MADRID               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SPAIN                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: SKANDINAVISKA ENSKILDA BANKEN
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: STOCKHOLM            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SWEDEN               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: UBS
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ZURICH               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SWITZERLAND          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ISTANBUL             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: TURKEY               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: STATE STREET BANK AND TRUST
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: LONDON               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: UNITED KINGDOM       Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: CARACAS              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: VENEZUELA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BROWN BROTHERS HARRIMAN
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: BOSTON               State: MA Zip Code: 02109 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANKBOSTON
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BUENOS AIRES         State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ARGENTINA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: NATIONAL AUSTRALIA BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SYDNEY               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: AUSTRALIA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANK AUSTRIA
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: VIENNA               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: AUSTRIA              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANK BRUSSELS
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BRUSSELS             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BELGIUM              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: STANBIC
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BOTSWANA             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BOTSWANA             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANKBOSTON
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SAO PAOLO            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: BRAZIL               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: ROYAL BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TORONTO              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CANADA               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: STANDARD CHARTERED BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SHENZHEN             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CHINA                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITITRUST
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BOGOTA               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: COLOMBIA             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: CZECH REPUBLIC       State:    Zip Code:       Zip Ext.:
   D) Foreign Country: CZECH REPUBLIC       Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: DANSKE BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: DENMARK              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: DENMARK              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: CAIRO                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: EGYPT                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: MERITA BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: HELSINKI             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: FINLAND              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BNP PARIBAS
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: PARIS                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: FRANCE               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: DRESDNER BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: FRANKFURT            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: GERMANY              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BARCLAYS BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: GHANA                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: GHANA                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ATHENS               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: GREECE               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: HONG KONG AND SHANGHAI
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: HONG KONG            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: HONG KONG            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BUDAPEST             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: HUNGARY              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MUMBAI               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: INDIA                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: JAKARTA              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: INDONESIA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: ALLIED IRISH BANKS
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: DUBLIN               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: IRELAND              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANK HAPOALIM
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TEL AVIV             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ISRAEL               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: INTESA BCI
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MILAN                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ITALY                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANK OF TOKYO
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TOKYO                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: JAPAN                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: HSBC BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: AMMAN                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: JORDAN               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SEOUL                State:    Zip Code:       Zip Ext.:
   D) Foreign Country: KOREA                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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                              SCREEN NUMBER:  9

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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: HSBC
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: KUALA LUMPUR         State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MALAYSIA             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANCO NACIONAL
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MEXICO CITY          State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MEXICO               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
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     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MOROCCO              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: MOROCCO              Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

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
                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: FORTIS BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: AMSTERDAM            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NETHERLANDS          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: NATIONAL AUSTRALIA BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: AUCKLAND             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NEW ZEALAND          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: DEN NORSKE BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: OSLO                 State:    Zip Code:       Zip Ext.:
   D) Foreign Country: NORWAY               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: LIMA                 State:    Zip Code:       Zip Ext.:
   D) Foreign Country: PERU                 Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MANILA               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: PHILLIPINES          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANK HANDLOWY W WARSZAWIE
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: WARSAW               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: POLAND               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANCO COMERCIAL
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: LISBON               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: PORTUGAL             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: HONG KONG AND SHANGHAI
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: SINGAPORE            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SINGAPORE            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: ING BANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BRATISLAVA           State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SLOVAKIA             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: BANCO SANTANDER
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: MADRID               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SPAIN                Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: SKANDINAVISKA ENSKILDA
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: STOCKHOLM            State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SWEDEN               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: UBS
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ZURICH               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: SWITZERLAND          Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CENTRAL TRUST
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: TAIPEI               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: TAIWAN               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: HONG KONG AND SHANGHAI
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: BANGKOK              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: THAILAND             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ISTANBUL             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: TURKEY               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: HSBC
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: LONDON               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: UNITED KINGDOM       Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: CITIBANK
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: CARACAS              State:    Zip Code:       Zip Ext.:
   D) Foreign Country: VENEZUELA            Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  1.

15.A) Custodian/Sub-custodian: STANBIC
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: ZIMBABWE             State:    Zip Code:       Zip Ext.:
   D) Foreign Country: ZIMBABWE             Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  6.

15.A) Custodian/Sub-custodian:
   B) Is this a Custodian or Sub-custodian? (C/S):
   C) City:                      State:    Zip Code:       Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----







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                              SCREEN NUMBER:  9

20. Brokerage commissions paid on portfolio transactions of Registrant:

 List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or in-direct participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:
(FOR SERIES COMPANIES, ITEMS 20 & 21 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)
                                                                  Commissions
               Name of Broker                      IRS Number       Received
                                                                (000's omitted)
  MORGAN STANLEY DEAN WITTER & CO.                 13-2655998            354
  CREDIT SUISSE FIRST BOSTON                       13-5659485            295
  MERRILL LYNCH                                    13-5674085            263
  UBS AG                                           13-3873456            240
  GOLDMAN SACHS & CO.                              13-5108880            239
  LEHMAN BROTHERS SECURITIES                       13-2518466            170
  FIRST UNION                                      52-0902557            107
  BEAR STEARNS & CO., INC.                         13-3299429             93
  J.P MORGAN CHASE                                 13-3224016             91
  SBSH                                             UNKNOWN                81

21. Aggregate brokerage commissions paid by Registrant
    during current reporting period (000's omitted):     3078

                              SCREEN NUMBER: 11

22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS
 22 AND 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)      Registrant  Sales by
              Name of Entity                  IRS Number  Purchases  Registrant
                                                            (000's omitted)
SALOMON SMITH BARNEY                           13-3082694    5632260      45210
FIRST CHICAGO CAPITAL MARKETS                  36-3595942    3227504          0
STATE STREET BANK & TRUST                      04-1867445    1944349    1189911
GOLDMAN SACHS & CO.                            13-5108880    1082645     126251
MERRILL LYNCH                                  13-5674085     544358      84315
J.P. MORGAN CHASE                              13-3224016     252582      49676
LEHMAN BROTHERS SECURITIES                     13-2518466     200935      53692
MORGAN STANLEY DEAN WITTER & CO.               13-2655998     161456      34703
CREDIT SUISSE FIRST BOSTON                     13-5659485     133143      53979
GREENWICH CAPITAL                              UNKNOWN         53925      54584

23. Aggregate principal purchase/sale transactions of Registrant during current
    reporting period. C. Total Purchases:  13694125 D. Total Sales:   1850578
    (000's omitted)
                              SCREEN NUMBER: 12

                                                          This page being
                                                          filed for series  1.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  2.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  3.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  4.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  1.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


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                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  2.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 PNC FUNDING CORP                              UNKNOWN       D           1739
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  3.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 STATE STREET CORP.                            04-1867445    E           5565
 MORGAN STANLEY                                13-2655998    E           5569
 BANK OF AMERICA CORP.                         UNKNOWN       E           7284
 CITIGROUP, INC.                               13-2730828    E           9773
 MARSH & MCLENNAN COMPANIES, INC.              UNKNOWN       E           6566
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  4.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 STATE STREET CORP.                            04-1867445    E            788
 MORGAN STANLEY                                13-2655998    E            790
 BANK OF AMERICA CORP.                         36-0947896    E           1030
 CITIGROUP, INC.                               13-2730828    E           1384
 PNC FUNDING CORP.                             UNKNOWN       D            375
 MARSH & MCLENNAN COMPANIES, INC.              UNKNOWN       E            901
                                                                            0
                                                                            0


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                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  5.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 LEGG MASON, INC.                              UNKNOWN       E           5572
 MACQUARIE BANK, LTD                           UNKNOWN       E           1051
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


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                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  6.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 MAN GROUP PLC                                 UNKNOWN       E           1163
 NOMURA HOLDINGS                               UNKNOWN       E           5943
 UNICREDITO ITALIANO SPA                       UNKNOWN       E           3529
 HSBC HOLDINGS PLC                             UNKNOWN       E          11680
 ING GROEP                                     UNKNOWN       E           2480
 ROYAL BANK OF CANADA                          UNKNOWN       E           1466
 LLOYDS TSB GROUP PLC                          UNKNOWN       E           2092
 BANCO POPULAR ESPANOL                         UNKNOWN       E           3926


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  6.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  7.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  8.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
 MARSH & MCLENNAN COMPANIES, INC.              UNKNOWN       E           1640
 LEHMAN BROTHERS SECURITIES                    13-2518466    E           1807
 MORGAN STANLEY                                13-2655998    E           2755
 BANK OF AMERICA CORP.                         UNKNOWN       E           6407
 BANK ONE CORP.                                UNKNOWN       E           2686
 CITIGROUP, INC.                               13-2730828    E           4895
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

                                                          This page being
                                                          filed for series  9.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

26. Considerations which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

[ FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES ]

    Answer each of the following with 'Y' or 'N'.

  A) Sales of Registrant's/Series' shares -------------------------------- Y
  B) Receipt of investment research and statistical information ---------- Y
  C) Receipt of quotations for portfolio valuations ---------------------- Y
  D) Ability to execute portfolio transactions to obtain best price and execution --------------------------------- Y
  E) Receipt of telephone line and wire services ------------------------- Y
  F) Broker or dealer which is an affiliated person ---------------------- N
  G) Arrangement to return or credit part or all of commissions or profits thereon:
       (i) To investment adviser, principal underwriter, or an affiliated person of either ---------------------------- N
      (ii)  To Registrant ------------------------------------------------ N
  H) Other --------------------------------------------------------------- N


                              SCREEN NUMBER: 15


    SALES AND REPURCHASES





27. Is Registrant an open-end investment company? (Y or N): Y


     NOTE: If answer is 'N' (No), please delete any answers you may have entered for questions 28 through 44.

           If you have done this already or not yet responded to question 28 through 44, please jump to Screen Number 23.








                              SCREEN NUMBER: 16

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  1.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    37443    $      161    $        0     $    38285
B) Second month of period $    21581    $      167    $        0     $    27390
C) Third  month of period $    13444    $      166    $        0     $    11971
D) Fourth month of period $    11091    $      136    $        0     $    23303
E) Fifth  month of period $     2127    $      144    $        0     $     7623
F) Sixth  month of period $        0    $       68    $        0     $     6445
G)      Total             $    85686    $      842    $        0     $   115017

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  2.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     9147    $        0    $        0     $     5943
B) Second month of period $     4480    $        0    $        0     $     2668
C) Third  month of period $     6553    $        0    $        0     $     5150
D) Fourth month of period $     7095    $        0    $        0     $     5327
E) Fifth  month of period $     4337    $        0    $        0     $     6145
F) Sixth  month of period $     9908    $        0    $        0     $     2754
G)      Total             $    41520    $        0    $        0     $    27987

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  3.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $    15570    $        0    $        0     $    36369
B) Second month of period $     5422    $        0    $        0     $     9721
C) Third  month of period $     5439    $        0    $        0     $    10159
D) Fourth month of period $    12022    $        0    $        0     $    16557
E) Fifth  month of period $    17728    $        0    $        0     $    18788
F) Sixth  month of period $     7198    $        0    $        0     $    11537
G)      Total             $    63379    $        0    $        0     $   103131

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  4.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $      790    $        0    $        0     $     6067
B) Second month of period $     1116    $        0    $        0     $     1796
C) Third  month of period $      534    $        0    $        0     $     2631
D) Fourth month of period $     1598    $        0    $        0     $     1876
E) Fifth  month of period $      856    $        0    $        0     $     2011
F) Sixth  month of period $      600    $        0    $        0     $     1487
G)      Total             $     5494    $        0    $        0     $    15868

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  5.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     1630    $        0    $        0     $     4224
B) Second month of period $     2237    $        0    $        0     $     2635
C) Third  month of period $     1577    $        0    $        0     $     2817
D) Fourth month of period $     2982    $        0    $        0     $     3234
E) Fifth  month of period $     6011    $        0    $        0     $     6588
F) Sixth  month of period $     1698    $        0    $        0     $     2598
G)      Total             $    16135    $        0    $        0     $    22096

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  6.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $   108223    $        0    $        0     $   130500
B) Second month of period $    93410    $        0    $        0     $    99679
C) Third  month of period $    15441    $        0    $        0     $    34363
D) Fourth month of period $    12658    $        0    $        0     $    15143
E) Fifth  month of period $    12468    $        0    $        0     $    10182
F) Sixth  month of period $     7841    $        0    $        0     $        0
G)      Total             $   250041    $        0    $        0     $   289867

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  7.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     1349    $        0    $        0     $     1351
B) Second month of period $     3170    $        0    $        0     $      421
C) Third  month of period $      689    $        0    $        0     $     1425
D) Fourth month of period $     1719    $        0    $        0     $     1316
E) Fifth  month of period $     1490    $        0    $        0     $      755
F) Sixth  month of period $     1108    $        0    $        0     $     2520
G)      Total             $     9525    $        0    $        0     $     7788

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  8.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     2699    $        0    $        0     $     7964
B) Second month of period $     2473    $        0    $        0     $     3884
C) Third  month of period $     1202    $        0    $        0     $     3366
D) Fourth month of period $     3056    $        0    $        0     $     3976
E) Fifth  month of period $     2014    $        0    $        0     $     1882
F) Sixth  month of period $     1030    $        0    $        0     $     3157
G)      Total             $    12474    $        0    $        0     $    24229

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  9.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     1319    $        0    $        0     $     1064
B) Second month of period $     1324    $        0    $        0     $      441
C) Third  month of period $      732    $        0    $        0     $      941
D) Fourth month of period $      964    $        0    $        0     $      630
E) Fifth  month of period $      997    $        0    $        0     $      581
F) Sixth  month of period $      642    $        0    $        0     $     1100
G)      Total             $     5978    $        0    $        0     $     4757

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
                                                          filed for series  1.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  2.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  3.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  4.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  1.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $      0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $      0

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $      0
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  2.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $      0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $      0

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $      0
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  3.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $      0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $      0

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $      0
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  1.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ N

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $     0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) -----------------------------------

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  2.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ N

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $     0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) -----------------------------------

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  3.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ N

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $     0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) -----------------------------------

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  1.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- Y

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ N
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series  2.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- Y

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series  3.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- Y

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
42. For the current period, indicate the                  filed for series  1.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------   0%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $     0

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series  2.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------   0%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $     0

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

                                                          This page being
42. For the current period, indicate the                  filed for series  3.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------ 100%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $     1

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

Contracts                                                 This page being
                                                          filed for series  1.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.370%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  2.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.475%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  3.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.000%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $  500000                            0.475%
    B) of next -              $  500000                            0.450%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $ 1000000                            0.425%
                              SCREEN NUMBER: 23

                                                          This page being
    ADVISORY FEE                                          filed for series  1.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  2.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
    ADVISORY FEE                                          filed for series  3.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    N
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets?   C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
                                                          filed for ALL series.

54. Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
                                                                       (Y or N)
  A) Occupancy and office rental ------------------------------------------ Y
  B) Clerical and bookkeeping services ------------------------------------ Y
  C) Accounting services -------------------------------------------------- N
  D) Services of independent auditors ------------------------------------- N
  E) Services of outside counsel ------------------------------------------ N
  F) Registration and filing fees ----------------------------------------- N
  G) Stationery, supplies and printing ------------------------------------ N
  H) Salaries & compensation of Registrant's interested directors --------- Y
  I) Salaries & compensation of Registrant's disinterested directors ------ N
  J) Salaries & compensation of Registrant's officers who are not directors Y
  K) Reports to current shareholders -------------------------------------- N
  L) Determination of offering and redemption prices ---------------------- N
  M) Trading department --------------------------------------------------- Y
  N) Prospectus preparation and printing for current shareholders --------- N
  O) Other ---------------------------------------------------------------- Y

                              SCREEN NUMBER: 25

                                                          This page being
                                                          filed for series  1.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  2.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
                                                          filed for series  3.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  1.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                 10.8% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign  23.8% H) Bankers acceptances      0.0%
I) Commercial paper taxable              65.4% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  2.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                6.2%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         20.7% N) U.S. Government Agency  31.5%
O) State and Municipal tax-free           0.9% P) Corporate               26.5%
Q) All other                             16.7%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  3.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  4.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  5.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  6.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  7.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  8.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  9.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

                                                          This page being
                                                          filed for series  1.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:  38  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  2.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 7.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- Y

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

                                                          This page being
                                                          filed for series  3.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  1.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation ---------------------------
         C) Capital appreciation --------------------------------------
         D) Growth ----------------------------------------------------
         E) Growth and income -----------------------------------------
         F) Income ----------------------------------------------------
         G) Total return ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  2.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation ---------------------------
         C) Capital appreciation --------------------------------------
         D) Growth ----------------------------------------------------
         E) Growth and income -----------------------------------------
         F) Income ----------------------------------------------------
         G) Total return ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  3.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- Y
         D) Growth ---------------------------------------------------- N
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  1.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      N           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           N           N
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              N           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          N           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  2.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  3.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  4.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  5.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  6.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  7.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           Y
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  8.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  9.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                              SCREEN NUMBER: 31

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  1.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $        0
   B) Sales [including all maturities] ($000's omitted) -----------  $        0
   C) Monthly average value of portfolio ($000's omitted) ---------  $        0
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))      0%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    2332
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     450
   G) Administrator(s) fees ---------------------------------------  $       0
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  2.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   409075
   B) Sales [including all maturities] ($000's omitted) -----------  $   423553
   C) Monthly average value of portfolio ($000's omitted) ---------  $   147955
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))    276%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    8882
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     756
   G) Administrator(s) fees ---------------------------------------  $       0
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  3.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $   172366
   B) Sales [including all maturities] ($000's omitted) -----------  $   205144
   C) Monthly average value of portfolio ($000's omitted) ---------  $   682875
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))     25%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------  12 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     321
   C) Net dividend income -----------------------------------------  $    5868
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $    3275
   G) Administrator(s) fees ---------------------------------------  $       0
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  1.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        0
   J) Custodian fees ------------------------------------- $       16
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        7
   M) Directors' fees ------------------------------------ $        9
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $       29
   R) Auditing fees -------------------------------------- $       12
   S) Legal fees ----------------------------------------- $        0
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        2
   X) Total expenses ------------------------------------- $      525

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  2.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        0
   J) Custodian fees ------------------------------------- $       12
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       16
   M) Directors' fees ------------------------------------ $        6
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $       59
   R) Auditing fees -------------------------------------- $       21
   S) Legal fees ----------------------------------------- $        5
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        5
   X) Total expenses ------------------------------------- $      880

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  3.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        0
   J) Custodian fees ------------------------------------- $       34
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       32
   M) Directors' fees ------------------------------------ $       20
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $      117
   R) Auditing fees -------------------------------------- $       27
   S) Legal fees ----------------------------------------- $       19
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        1
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $       37
   X) Total expenses ------------------------------------- $     3562

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  1.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     1807
  AA) Realized capital gains ----------------------------- $        2
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     1807
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0150
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  2.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        1
   Z) Net investment income ------------------------------ $     8003
  AA) Realized capital gains ----------------------------- $     5351
  BB) Realized capital losses ---------------------------- $     7395
  CC) 1. Net unrealized appreciation during the period --- $     5498
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     8568
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.4200
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  3.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     2627
  AA) Realized capital gains ----------------------------- $    10917
  BB) Realized capital losses ---------------------------- $   169730
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    93658
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     2359
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0500
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0100
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
                                                          filed for series  1.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $    10831
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    89959
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $      140
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      387
   M) All other assets ----------------------------------- $        3
   N) Total assets --------------------------------------- $   101321


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  2.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $       10
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    10176
   D) Long-term debt securities including
      convertible debt------------------------------------ $   159045
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $     1756
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1819
   M) All other assets ----------------------------------- $        3
   N) Total assets --------------------------------------- $   172809


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  3.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    13841
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   547989
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      612
   M) All other assets ----------------------------------- $        4
   N) Total assets --------------------------------------- $   562446


                              SCREEN NUMBER: 35

                                                          This page being
(Continued from Screen 35)                                filed for series  1.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $      153
   P) Amounts owed to affiliated persons --------------------------- $       30
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       31
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   101107
   U) 1. Number of shares outstanding ------------------------------     101101
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     1.00
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   1.0006
   X) Total number of shareholder accounts -------------------------          3
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  2.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     7266
   P) Amounts owed to affiliated persons --------------------------- $       64
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      423
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   165056
   U) 1. Number of shares outstanding ------------------------------      23649
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     6.98
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------          5
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  3.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     3116
   P) Amounts owed to affiliated persons --------------------------- $      228
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      337
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   558765
   U) 1. Number of shares outstanding ------------------------------      48338
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------         78
   V) 1. Net asset value per share (to nearest cent) --------------- $    11.54
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $    11.49
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------          7
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
                                                          filed for series  1.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $  121616

   B) Monthly average (for all other funds) -----------------------  $       0



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  2.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  159111



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  3.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  699502



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37




       79. List the '811' numbers and names of Registrant's wholly owned investment company subsidiaries consolidated in this report.

         811 Number                          Subsidiary Name

         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-




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                              SCREEN NUMBER: 40

    Closed-End Investment Companies Only

86. Sales, repurchases, and redemptions of
    Registrant's securities:
                                         Number of Shares            Net
                                           or Principal         Consideration
                                          Amount of Debt       Received or Paid
                                         ($000's omitted)      ($000's omitted)
    Common Stock:

     A) Sales                                     0               $     0
     B) Repurchases                               0               $     0

    Preferred Stock:

     C) Sales                                     0               $     0
     D) Repurchases and Redemptions               0               $     0

    Debt Securities

     E) Sales                               $     0               $     0
     F) Repurchases and Redemptions         $     0               $     0

                              SCREEN NUMBER: 43

    Closed-End Investment Companies Only

87. Securities of Registrant registered on a
    national securities exchange or listed
    on NASDAQ:
                                                     CUSIP or        Ticker
       Title of each class of securities            NASDAQ No.       Symbol

A)
B)
C)


88. Did Registrant have any of the following outstanding which exceeded 1% of aggregate net assets at any time during the period?

                                                  (Y or N)

    A) Notes or bonds ------------------------------
    B) Uncovered options ---------------------------
    C) Margin loans --------------------------------
    D) Preferred stock -----------------------------

                              SCREEN NUMBER: 44